Property, plant and equipment - Summary of the Carrying Values of Software, Property, Plant and Equipment (Detail) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	£ 17,835	£ 17,835	£ 17,000
Opening balance	17,770	17,770
Ending balance		18,376	17,770
Ending balance	17,801	18,474	17,835
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	55,913	55,913	55,077
Reclassification of assets held under finance leases	81
Additions		3,137	3,262
Transfers		(9)	(44)
Disposals and adjustments		1,275	2,170
Transfer to assets held for sale		348	182
Exchange differences		79	(30)
Ending balance	55,832	57,416	55,913
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(38,143)	(38,143)	(38,121)
Reclassification of assets held under finance leases	(47)
Charge for the year		2,452	2,392
Transfers		0	3
Disposals and adjustments		(1,287)	(2,247)
Transfer to assets held for sale		(293)	(93)
Exchange differences		(72)	27
Ending balance	(38,096)	(39,040)	(38,143)
Engineering stores
Reconciliation of changes in property, plant and equipment [abstract]
Engineering stores		98	65
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	387	387
Opening balance	387	387
Ending balance		335	387
Ending balance		335	387
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,107	1,107	1,262
Reclassification of assets held under finance leases	81
Additions		7	12
Transfers		25	13
Disposals and adjustments		55	(4)
Transfer to assets held for sale		69	182
Exchange differences		11	(2)
Ending balance	1,026	945	1,107
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(720)	(720)	(773)
Reclassification of assets held under finance leases	(47)
Charge for the year		49	51
Transfers		(1)	(1)
Disposals and adjustments		(68)	(11)
Transfer to assets held for sale		(55)	(93)
Exchange differences		(10)	1
Ending balance	(673)	(610)	(720)
Land and buildings | Engineering stores
Reconciliation of changes in property, plant and equipment [abstract]
Engineering stores		0	0
Network infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	15,841	15,841
Opening balance	15,841	15,841
Ending balance		16,813	15,841
Ending balance		16,813	15,841
Network infrastructure | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	51,893	51,893	50,783
Reclassification of assets held under finance leases	0
Additions		83	97
Transfers		3,244	2,988
Disposals and adjustments		1,132	1,943
Transfer to assets held for sale		255	0
Exchange differences		60	(32)
Ending balance	51,893	53,893	51,893
Network infrastructure | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(36,052)	(36,052)	(35,790)
Reclassification of assets held under finance leases	0
Charge for the year		2,318	2,236
Transfers		0	4
Disposals and adjustments		(1,128)	(1,940)
Transfer to assets held for sale		(216)	0
Exchange differences		(54)	30
Ending balance	(36,052)	(37,080)	(36,052)
Network infrastructure | Engineering stores
Reconciliation of changes in property, plant and equipment [abstract]
Engineering stores		0	0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	351	351
Opening balance	351	351
Ending balance		312	351
Ending balance		312	351
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,722	1,722	1,914
Reclassification of assets held under finance leases	0
Additions		69	119
Transfers		17	18
Disposals and adjustments		130	333
Transfer to assets held for sale		24	0
Exchange differences		8	4
Ending balance	1,722	1,662	1,722
Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(1,371)	(1,371)	(1,558)
Reclassification of assets held under finance leases	0
Charge for the year		85	105
Transfers		1	0
Disposals and adjustments		(91)	(296)
Transfer to assets held for sale		(22)	0
Exchange differences		(8)	(4)
Ending balance	(1,371)	(1,350)	(1,371)
Other | Engineering stores
Reconciliation of changes in property, plant and equipment [abstract]
Engineering stores		0	0
Assets in course of construction
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,256	1,256
Opening balance	1,191	1,191
Ending balance		916	1,191
Ending balance		1,014	1,256
Assets in course of construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,191	1,191	1,118
Reclassification of assets held under finance leases	0
Additions		2,978	3,034
Transfers		(3,295)	(3,063)
Disposals and adjustments		(42)	(102)
Transfer to assets held for sale		0	0
Exchange differences		0	0
Ending balance	1,191	916	1,191
Assets in course of construction | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0	0	0
Reclassification of assets held under finance leases	0
Charge for the year		0	0
Transfers		0	0
Disposals and adjustments		0	0
Transfer to assets held for sale		0	0
Exchange differences		0	0
Ending balance	£ 0	0	0
Assets in course of construction | Engineering stores
Reconciliation of changes in property, plant and equipment [abstract]
Engineering stores		£ 98	£ 65